Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

10. PROPERTY AND EQUIPMENT, NET

Property and equipment are stated at cost when acquired. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets as follows:

Asset Type	Useful Life
Test equipment, research and development equipment	4-5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	Shorter of remaining lease term or 5 years
Other	3-5 years

Expenditures for maintenance and repairs are charged to expense as incurred, whereas expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized.

Property and equipment, net consisted of the following as of September 30, 2020 and December 31, 2019:

(Amounts in US$'s)	September 30, 2020	December 31, 2019
Shop machinery and equipment	$9,481,183	$8,100,667
Computers and electronics	579,875	558,561
Office furniture and fixtures	348,911	341,214
Leasehold improvements	274,313	222,332
	10,684,282	9,222,774
Less - accumulated depreciation	(8,451,193)	(7,764,668)
	$2,233,089	$1,458,106

For the nine months ended September 30, 2020, the Company invested $96,852 in capital expenditures.

The Company recognized $278,857 and $197,446 of depreciation expense for the three months ended September 30, 2020 and 2019, respectively, and $797,801 and $304,669 for the nine months ended September 30, 2020 and the period January 10, 2019 (Inception) to September 30, 2019, respectively.

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following as of December 31, 2019:

(Amounts in US$'s)	December 31, 2019
Shop machinery and equipment	$8,100,667
Computers and electronics	558,561
Office furniture and fixtures	341,214
Leasehold improvements	222,332
9,222,774
Less - accumulated depreciation	(7,764,668)
$1,458,106

For fiscal 2019, the Company invested $87,038 in capital expenditures.

The Company recognized $623,884 of depreciation expense for fiscal 2019.